Net Loss Per Share	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Net Loss Per Share
19. Net Income Per Share

	Year Ended December 31,
	2024 $	2023 $	2022 $
Net income attributable to the shareholders of Teekay:
- Continuing operations - basic and diluted	133,770	150,641	36,755
- Discontinued operations - basic and diluted	—	—	41,652
	133,770	150,641	78,407
Increase in net earnings for interest expense recognized during the period relating to Convertible notes	—	—	1,675
Reduction in net earnings due to dilutive impact of equity-based awards in Teekay Tankers	(1,031)	(1,754)	(743)
Accretion add back due to if-converted method adoption	—	—	143
Net income attributable to the shareholders of Teekay - Diluted	132,739	148,887	79,482

Weighted average number of common shares (1)	91,285,538	94,484,659	102,119,129
Dilutive effect of Convertible Notes	—	—	1,810,599
Dilutive effect of equity-based awards	1,989,493	2,160,310	485,869
Common stock and common stock equivalents	93,275,031	96,644,969	104,415,597

Net income per common share
- Continuing operations - basic	1.47	1.59	0.36
- Discontinued operations - basic	—	—	0.41
- Basic	1.47	1.59	0.77

- Continuing operations - diluted	1.42	1.54	0.35
- Discontinued operations - diluted	—	—	0.40
- Diluted	1.42	1.54	0.76
(1)     The calculation of the weighted average number of common shares included 1.0 million, 0.8 million, and 0.8 million deferred common shares related to non-forfeitable equity-based awards for the years ended December 31, 2024, 2023 and 2022, respectively.

Equity-based awards that have an anti-dilutive effect on the calculation of diluted income per common share from continuing operations are excluded from diluted income per common share, including diluted income per common share from continuing operations and discontinued operations. For the years ended December 31, 2024, 2023 and 2022, 2.0 million, 2.3 million and 5.1 million shares, respectively, of common shares from equity-based awards were excluded from the computation of diluted earnings per common share for these periods, as including them would have had an anti-dilutive impact.